Variable Interest Entities (Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	¥ 3,619,253	¥ 3,230,409	¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks, Consolidated assets	8,111,887	5,897,732
Trading account assets, Consolidated assets	40,826,384	34,953,245
Loans, Consolidated assets	97,254,242	91,012,736
Deposits, Consolidated liabilities	148,209,739	139,493,730
Other short-term borrowings, Consolidated liabilities	11,608,598	10,881,525
Long-term debt, Consolidated liabilities	12,182,358	12,593,062
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	74,418	54,898
Interest-earning deposits in other banks, Consolidated assets	97,551	108,116
Trading account assets, Consolidated assets	2,377,827	1,579,775
Investment securities, Consolidated assets	701,879	530,088
Loans, Consolidated assets	7,781,493	8,024,972
All other assets, Consolidated assets	271,619	353,638
Total assets, Consolidated assets	11,304,787	10,651,487
Deposits, Consolidated liabilities	1,001,815	965,003
Other short-term borrowings, Consolidated liabilities	4,964,453	4,869,063
Long-term debt, Consolidated liabilities	2,316,429	2,580,748
All other liabilities, Consolidated liabilities	671,945	667,318
Total liabilities, Consolidated liabilities	8,954,642	9,082,132
Consolidated VIEs [Member] | Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	25,520	34,260
Interest-earning deposits in other banks, Consolidated assets	72,968	46,684
Trading account assets, Consolidated assets	966	2,181
Investment securities, Consolidated assets	601,444	435,800
Loans, Consolidated assets	4,927,509	4,846,147
All other assets, Consolidated assets	12,888	43,477
Total assets, Consolidated assets	5,641,295	5,408,549
Other short-term borrowings, Consolidated liabilities	4,868,648	4,741,258
Long-term debt, Consolidated liabilities	330,171	222,635
All other liabilities, Consolidated liabilities	446,652	457,823
Total liabilities, Consolidated liabilities	5,645,471	5,421,716
Consolidated VIEs [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	47,176	19,556
Interest-earning deposits in other banks, Consolidated assets	18,113	56,359
Trading account assets, Consolidated assets	2,322,430	1,526,547
Investment securities, Consolidated assets	8,643	11,550
Loans, Consolidated assets	173	172
All other assets, Consolidated assets	170,514	181,678
Total assets, Consolidated assets	2,567,049	1,795,862
Other short-term borrowings, Consolidated liabilities	1,348	1,580
Long-term debt, Consolidated liabilities	12,246	12,989
All other liabilities, Consolidated liabilities	218,939	200,461
Total liabilities, Consolidated liabilities	232,533	215,030
Consolidated VIEs [Member] | Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	1,427	828
Interest-earning deposits in other banks, Consolidated assets	2,188	1,755
Loans, Consolidated assets	156,903	148,764
All other assets, Consolidated assets	15,109	10,006
Total assets, Consolidated assets	175,627	161,353
Other short-term borrowings, Consolidated liabilities	5,241	10,635
Long-term debt, Consolidated liabilities	166,810	147,868
All other liabilities, Consolidated liabilities	1,877	1,134
Total liabilities, Consolidated liabilities	173,928	159,637
Consolidated VIEs [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Trading account assets, Consolidated assets	54,154	50,983
Loans, Consolidated assets	2,748	6,620
Total assets, Consolidated assets	56,902	57,603
Long-term debt, Consolidated liabilities	56,236	56,929
All other liabilities, Consolidated liabilities	1,216	1,057
Total liabilities, Consolidated liabilities	57,452	57,986
Consolidated VIEs [Member] | Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Loans, Consolidated assets	1,720,066	2,050,818
All other assets, Consolidated assets	36,874	80,708
Total assets, Consolidated assets	1,756,940	2,131,526
Other short-term borrowings, Consolidated liabilities	25,000	26,200
Long-term debt, Consolidated liabilities	1,715,823	2,105,666
All other liabilities, Consolidated liabilities	1,014	1,221
Total liabilities, Consolidated liabilities	1,741,837	2,133,087
Consolidated VIEs [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Interest-earning deposits in other banks, Consolidated assets	3,601	2,621
Trading account assets, Consolidated assets	277	64
Investment securities, Consolidated assets	91,707	82,631
Loans, Consolidated assets	909,146	882,499
All other assets, Consolidated assets	2,230	3,972
Total assets, Consolidated assets	1,006,961	971,787
Deposits, Consolidated liabilities	1,001,815	965,003
All other liabilities, Consolidated liabilities	2,101	5,434
Total liabilities, Consolidated liabilities	1,003,916	970,437
Consolidated VIEs [Member] | Others [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	295	254
Interest-earning deposits in other banks, Consolidated assets	681	697
Investment securities, Consolidated assets	85	107
Loans, Consolidated assets	64,948	89,952
All other assets, Consolidated assets	34,004	33,797
Total assets, Consolidated assets	100,013	124,807
Other short-term borrowings, Consolidated liabilities	64,216	89,390
Long-term debt, Consolidated liabilities	35,143	34,661
All other liabilities, Consolidated liabilities	146	188
Total liabilities, Consolidated liabilities	¥ 99,505	¥ 124,239